ADDITIONAL INFORMATION CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 23. ADDITIONAL INFORMATION CONDENSED FINANCIAL STATEMENTS

Relevant PRC statutory laws and regulations permit the payment of dividends by the Companys PRC subsidiaries and VIE only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC laws and regulations require that annual appropriations of certain percentages of the after-tax income or the increase in net assets for the year (as determined under accounting principles generally accepted in the PRC) should be set aside at each year end as a reserve prior to the payment of dividends. As a result of these PRC laws and regulations, the Companys PRC subsidiaries and VIE are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. The Companys restricted net assets, comprising of the registered paid in capital and statutory reserve of Companys PRC subsidiaries and VIE, was approximately $4.9 million and $4.9 million as of December 31, 2018 and 2017, respectively.

The condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Companys consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and VIE.

The Company, its subsidiaries and VIE were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Companys condensed financial statements, its investments in subsidiaries are reported using the equity method of accounting.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of December 31, 2018 and 2017, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Parent-only financial statements as follows:

Balance sheets

(Amounts in US$)

	December 31,	December 31,
	2018	2017
Assets
Current assets
Cash and cash equivalents	$-	$34,686
Total current assets	-	34,586
Non-current assets
Long term investment	28,819,885	25,000,970
Total non-current assets	28,819,885	25,000,970
Total assets	$28,819,885	$25,035,556

Liabilities and Shareholders Equity
Current Liabilities
Accrued expenses and other liabilities	$448	$5,448
Total current liabilities	448	5,448
Total liabilities	448	5,448

Shareholders Equity
Preferred stock (No par value, Unlimited number authorized, Issued and outstanding: none)	-	-
Common stock (No par value, Unlimited number authorized, 28,030,010 shares issued and outstanding as of December 31, 2018 and 2017)	-	-
Additional paid in capital	7,057,676	7,057,676
Retained earnings	22,598,718	17,414,167
Accumulated other comprehensive (loss) income	(836,957)	558,265
Total Shareholders Equity	28,819,437	25,030,108
Total liabilities and shareholders equity	$28,819,885	$25,035,556

Statement of Operation

(Amounts in US$)

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2018	2017
Operating expenses:
General and administrative expenses	$266,288	$815
Research and development expenses	3,000	-
Total operating expenses	269,288	815

Loss from Operations	(269,288)	(815)

Other expenses	(298)	(47)

Share of income from subsidiaries	5,454,137	11,882,337

Income before income taxes	5,184,551	11,881,475
Income tax expense	-	-
Net income	$5,184,551	$11,881,475

Statement of Cash Flows

(Amounts in US$)

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2018	2017
Cash flows from operating activities	$(274,586)	$4,586
Cash flows from investing activities	-	-
Cash flows from financing activities	240,000	30,000
Effects of exchange rate changes on cash and cash equivalents	-	-
Net (decrease) increase in cash and cash equivalents	(34,586)	34,586
Cash and cash equivalents, beginning of year	34,586	-
Cash and cash equivalents, end of year	$ -	$34,586